Trade and other payables	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables	Trade and other payables:

	December 31, 2020	December 31, 2019
Trade accounts payable	$9,070	$14,884
Compensation payable	14,417	12,596
Other liabilities	5,306	3,559
Taxes payable	1,084	388
	$29,877	$31,427